Frederic Dorwart, Lawyers

Old City Hall

124 E. Fourth Street

Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

September 15, 2022

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114) – Strategic Enhanced Yield Fund Series

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Section 14(a) of the Securities Act of 1934, as amended, is the following:

Preliminary Proxy Statement related to the proposed engagement of a new sub-adviser to the Cavanal Hill Strategic Enhanced Yield Fund.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome

Amy E. Newsome